NOTE 12 - SHORT-TERM DEBT (Detail) (USD $)	12 Months Ended	0 Months Ended	3 Months Ended
	Dec. 31, 2014	Jul. 28, 2014	Sep. 30, 2014
NOTE 12 - SHORT-TERM DEBT (Details) [Line Items]
Repayments of Notes Payable	$ 75,000
Notes Payable, Other Payables [Member]
NOTE 12 - SHORT-TERM DEBT (Details) [Line Items]
Debt Instrument, Face Amount	12,434
Debt Instrument, Interest Rate, Stated Percentage	5.99%
Debt Instrument, Date of First Required Payment	Sep. 05, 2014
Debt Instrument, Maturity Date	May 05, 2015
Debt Instrument, Periodic Payment, Interest	2,524
Land [Member]
NOTE 12 - SHORT-TERM DEBT (Details) [Line Items]
Debt Instrument, Face Amount		$ 249,000	$ 249,000
Debt Instrument, Interest Rate, Stated Percentage		12.00%	12.00%
Debt Instrument, Date of First Required Payment		Aug. 01, 2014
Debt Instrument, Date of Final Required Payment		Jan. 01, 2015
Debt Instrument, Maturity Date		Jan. 30, 2015	Jan. 30, 2015
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Maximum		18.00%
Debt Instrument, Interest Rate, late charge		5.00%